Commitments and Contingencies (Details) - 12 months ended Dec. 31, 2018 $ in Thousands, ¥ in Millions	USD ($)	CNY (¥)
Commitments and Contingencies (Textual)
Aggregated claim of delinquent balances	$ 4,640	¥ 30.7
Legal proceedings, amount	16,400	¥ 112.6
Five lawsuits [Member]
Commitments and Contingencies (Textual)
Aggregated claim of delinquent balances	$ 2,950